[Chapman and Cutler LLP Letterhead]

June 4, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                   Integrity High Income Fund, a Series of The Integrity Funds (the "Fund")

To the Commission:

Electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the above Fund.  It is intended that the proxy materials will be mailed to shareholders of the Fund on or about June 20, 2008.  Please call the undersigned at (312) 845-3446 with any questions or comments regarding this filing.

Very truly yours,

Chapman and Cutler LLP

By:/s/ Suzanne M. Russell_________

            Suzanne M. Russell